Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Tech Hardware Portfolio
November 30, 2022
COM-NPRT3-0123
1.810671.118
Common Stocks - 99.3%
	Shares	Value ($)
Communications Equipment - 27.9%
Communications Equipment - 27.9%
Arista Networks, Inc. (a)	180,476	25,140,307
Calix, Inc. (a)	74,398	5,304,577
Ciena Corp. (a)	112,002	5,035,610
Cisco Systems, Inc.	1,714,487	85,244,294
CommScope Holding Co., Inc. (a)	390,762	3,469,967
Ericsson (B Shares)	2,294,571	14,482,559
Extreme Networks, Inc. (a)	424,403	8,899,731
Infinera Corp. (a)(b)	422,475	2,851,706
Juniper Networks, Inc.	281,382	9,353,138
Motorola Solutions, Inc.	131,330	35,748,026
Nokia Corp.	2,141,053	10,548,773
		206,078,688
Electronic Equipment & Components - 9.5%
Electronic Equipment & Instruments - 3.4%
Keysight Technologies, Inc. (a)	137,586	24,887,932
Technology Distributors - 6.1%
CDW Corp.	130,699	24,655,059
Insight Enterprises, Inc. (a)	97,192	10,099,221
TD SYNNEX Corp.	98,711	10,098,135
		44,852,415
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		69,740,347
Entertainment - 3.0%
Interactive Home Entertainment - 3.0%
Nintendo Co. Ltd.	521,790	22,372,830
Household Durables - 11.3%
Consumer Electronics - 11.3%
Panasonic Holdings Corp.	601,738	5,618,829
Sony Group Corp.	934,135	77,383,906
		83,002,735
IT Services - 0.6%
Internet Services & Infrastructure - 0.6%
Cloudflare, Inc. (a)	93,789	4,608,791
Software - 9.2%
Systems Software - 9.2%
Fortinet, Inc. (a)	509,274	27,073,006
Palo Alto Networks, Inc. (a)(b)	240,139	40,799,616
		67,872,622
Technology Hardware, Storage & Peripherals - 37.8%
Technology Hardware, Storage & Peripherals - 37.8%
Apple, Inc.	499,082	73,879,108
Canon, Inc.	300,747	7,029,877
Dell Technologies, Inc.	461,040	20,649,982
FUJIFILM Holdings Corp.	523,745	28,173,389
HP, Inc.	396,852	11,921,434
NetApp, Inc.	227,476	15,379,652
Pure Storage, Inc. Class A (a)	388,019	11,326,275
Samsung Electronics Co. Ltd.	1,878,015	91,241,179
Seagate Technology Holdings PLC	205,070	10,862,558
Xiaomi Corp. Class B (a)(c)	6,507,553	8,817,469
		279,280,923
TOTAL COMMON STOCKS (Cost $567,957,329)		732,956,936

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (d)	207,333	207,375
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e)	9,315,280	9,316,212
TOTAL MONEY MARKET FUNDS (Cost $9,523,587)		9,523,587

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $577,480,916)	742,480,523
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(4,534,065)
NET ASSETS - 100.0%	737,946,458

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,817,469 or 1.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	2,163,365	75,663,257	77,619,247	19,906	-	-	207,375	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	13,140,825	261,445,120	265,269,733	26,085	-	-	9,316,212	0.0%
Total	15,304,190	337,108,377	342,888,980	45,991	-	-	9,523,587

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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